Segment Information (Details) - Schedule of Non-Current Assets - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-Current Assets [Line Items]
Non-current assets	SFr 3,973,792	SFr 4,339,509
Switzerland [Member]
Schedule of Non-Current Assets [Line Items]
Non-current assets	3,973,792	4,339,509
Australia [Member]
Schedule of Non-Current Assets [Line Items]
Non-current assets